Stock-Based Compensation	12 Months Ended
Dec. 31, 2025
Stock-Based Compensation
Stock-Based Compensation

7. Stock-Based Compensation

In March 2023, the Company adopted the 2023 Share Incentive Plan (the “2023 Plan”), which included the sum of 10,000,000 shares and all ordinary shares reserved but unissued as of February 28, 2023 under previous share incentive plan. Each share in the 2023 Plan pool allows for a grant of a restricted share unit or option share. The Company intends to use such share incentive plan to attract and retain employee talents. Stock-based compensation related to the grants is amortized generally over four years on a straight-line basis (generally one year for performance-based restricted shares).

The following table sets forth the stock-based compensation included in each of the relevant accounts:

	Year Ended December 31,
	2023*	2024*	2025*

	(In US$ thousands)
Cost of revenues	$8,933	$5,954	$3,502
Sales and marketing	16,528	13,041	7,901
Product development	51,441	33,403	18,537
General and administrative	24,229	17,316	12,127
	$101,131	$69,714	$42,067
*

Excluded non-cash stock-based compensation of US$8.1 million, US$6.8 million and US$5.0 million to SINA employees charged through Amount due from SINA for the years ended 2023, 2024 and 2025, respectively.

The following table sets forth a summary of the number of shares available for issuance:

Shares Available
(In thousands)
December 31, 2022	3,563
Addition	10,000
Granted*	(3,971)
Cancelled/expired/forfeited	351
December 31, 2023	9,943
Addition	—
Granted*	(157)
Cancelled/expired/forfeited	1,882
December 31, 2024	11,668
Addition	—
Granted*	(2,619)
Cancelled/expired/forfeited	1,876
December 31, 2025	10,925

*For the years ended December 31, 2023, 2024 and 2025, 1.8 million, 0.1 million and 0.2 million restricted share units were granted, respectively. Options of 2.2 million, 0.1 million and 2.5 million were granted during the years ended 2023, 2024 and 2025, respectively.

7. Stock-Based Compensation (Continued)

Stock Options

The following table sets forth a summary of option activities under the Company’s stock option program:

			Weighted Average
	Options	Weighted Average	Remaining	Aggregate
	Outstanding	Exercise Price	Contractual Life	Intrinsic Value
	(In thousands)	(In US$)	(In years)	(In US$ thousands)
December 31, 2022	3,019	$22.51	6.0	$—
Granted	2,187	$3.87
Exercised	—	$—
Cancelled/expired/forfeited	(98)	$22.07
December 31, 2023	5,108	$14.54	5.7	$15,390
Granted	88	$2.38
Exercised	(122)	$3.87
Cancelled/expired/forfeited	(144)	$13.81
December 31, 2024	4,930	$14.61	4.7	$11,887
Granted	2,469	$2.80
Exercised	(213)	$3.84
Cancelled/expired/forfeited	(219)	$16.94
December 31, 2025	6,967	$10.68	4.7	$29,733

Vested and expected to vest as of December 31, 2024	4,673	$14.80	4.7	$11,031
Exercisable as of December 31, 2024	2,319	$19.69	4.2	$2,309

Vested and expected to vest as of December 31, 2025	6,666	$10.92	4.6	$27,862
Exercisable as of December 31, 2025	3,132	$18.20	3.4	$4,597

The total intrinsic value of options exercised for the years ended December 31, 2023, 2024 and 2025 was nil, US$0.6 million and US$1.6 million, respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the shares. As reported by the NASDAQ Global Selected Market, the Company’s ending stock price as of December 31, 2024 and 2025 was US$9.55 and US$10.22, respectively. Cash received from the exercise of stock options during the years ended December 31, 2023, 2024 and 2025 was nil, US$0.4 million and US$0.8 million, respectively. As of December 31, 2024 and 2025, unrecognized compensation cost (adjusted for estimated forfeitures), related to non-vested stock options granted to the Company’s employees and directors was US$19.4 million and US$19.6 million, respectively. As of December 31, 2025, total unrecognized compensation cost is expected to be recognized over a weighted-average period of 2.6 years and may be adjusted for future changes in estimated forfeitures.

7. Stock-Based Compensation (Continued)

Stock Options (Continued)

Information regarding stock options outstanding is summarized below:

		Weighted		Weighted	Weighted Average
	Options	Average	Options	Average	Remaining
Range of Exercise Prices	Outstanding	Exercise Price	Exercisable	Exercise Price	Contractual Life
	(In thousands)	(In US$)	(In thousands)	(In US$)	(In years)
As of December 31, 2024
US$ 32.68	316	$32.68	316	$32.68	2.6
US$ 21.15	2,545	$21.15	1,597	$21.15	4.2
US$ 0.01-US$ 3.87	2,069	$3.81	406	$3.87	5.6
	4,930	$14.61	2,319	$19.69	4.7
As of December 31, 2025
US$ 32.68	279	$32.68	279	$32.68	1.6
US$ 21.15	2,441	$21.15	2,134	$21.15	3.2
US$ 0.01-US$ 3.87	4,247	$3.22	719	$3.83	5.7
	6,967	$10.68	3,132	$18.20	4.7

The fair value of the options granted during the years ended December 31, 2023, 2024 and 2025 is estimated on the measurement date using the Black-Scholes model by applying the assumptions below:

	For the years ended December 31,
	2023	2024	2025
Fair value of ordinary shares (US$)	11.51-13.1	7.03	4.85-5.67
Expected volatility range	54.77%-55.77%	55.25%	52.78%-53.77%
Risk-free interest rate (per annum)	4.42%-4.82%	3.90%	3.69%-4.07%
Expected dividend yield	—	—	7.53%-7.97%
Expected term (in years)	4.66	4.66	4.66

The expected volatility is assumed based on the historical volatility of the Company in the period equal to the expected life of each grant. The risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the options in effect on the measurement date. The expected term of options is based on management’s estimate on timing of exercise of options.

7. Stock-Based Compensation (Continued)

Restricted Share Units

Summary of Performance-Based Restricted Share Units with Market Condition

The following table sets forth a summary of performance-based restricted share unit activities with market condition:

		Weighted-Average
		Grant Date
	Shares Granted	Fair Value
	(In thousands)	(In US$)
December 31, 2022	1,640	$8.43
Awarded	1,640	$9.66
Vested	—	$—
Cancelled	—	$—
December 31, 2023	3,280	$9.04
Awarded	—	$—
Vested	—	$—
Cancelled	(1,640)	$8.43
December 31, 2024	1,640	$9.66
Awarded	—	$—
Vested	—	$—
Cancelled	(1,640)	$9.66
December 31, 2025	—	$—

As of December 31, 2024 and 2025, unrecognized compensation cost (adjusted for estimated forfeitures) was both nil, which was related to non-vested performance-based restricted share units with market condition granted to the Company’s management. No share was vested during the year ended December 31, 2023, 2024 and 2025, respectively.

7. Stock-Based Compensation (Continued)

Restricted Share Units (Continued)

Summary of Service-Based Restricted Share Units

The following table sets forth a summary of service-based restricted share unit activities:

		Weighted-
		Average
	Shares	Grant Date
	Granted	Fair Value
	(In thousands)	(In US$)
December 31, 2022	5,110	$43.71
Awarded	144	$17.27
Vested	(2,191)	$43.04
Cancelled	(253)	$38.66
December 31, 2023	2,810	$43.37
Awarded	69	$8.06
Vested	(1,539)	$42.96
Cancelled	(98)	$42.21
December 31, 2024	1,242	$41.99
Awarded	150	$11.21
Vested	(1,065)	$44.63
Cancelled	(17)	$36.75
December 31, 2025	310	$18.37

As of December 31, 2024 and 2025, unrecognized compensation cost (adjusted for estimated forfeitures) was US$29.6 million and US$2.9 million, respectively, which was related to non-vested service-based restricted share units granted to the Company’s employees and directors. As of December 31, 2024 and 2025, this cost is expected to be recognized over a weighted-average period of 0.9 years and 2.1 years, respectively. The total fair value based on the grant date of the restricted share units vested was US$94.3 million, US$66.1 million and US$47.5 million for the years ended December 31, 2023, 2024 and 2025, respectively.